Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,122,149	20,000,000	147,984,230
Common stock, shares outstanding	23,122,149	20,000,000	147,984,230
Previously Reported
Common stock, shares authorized		200,000,000	200,000,000